Equity Instruments at Fair Value Through Profit or Loss - Summary of Equity Instruments at Fair Value Through Profit or Loss (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	$ 8,721,010	$ 6,998,576	[1]
TOTAL EQUITY INSTRUMENTS	8,721,010	6,998,576
Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	8,415,468	6,249,452
Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	305,542	749,124
Other [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	447	4,121
Cedear Vista Oil & Gas [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss		273,126
Cedear Pepsico [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss		88,616
Cedear Thermo Fisher Scientific Inc. [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss		12,380
Level 3 [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	6,592,394	4,524,762
Level 3 [member] | Mercado Abierto Electrnico SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	5,151,280	3,635,456
Level 3 [member] | C.O.E.L.S.A. [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	952,842	527,911
Level 3 [member] | Sedesa [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	136,485	81,961
Level 3 [member] | AC Inversora SA [Member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	134,368	85,324
Level 3 [member] | Mercado a Término Rosario SA [Member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	151,368	97,945
Level 3 [member] | Provincanje SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	15,290	33,296
Level 3 [member] | Tienda Campo Simple SA [Member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	8,613
Level 3 [member] | Argencontrol SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	4,388	1,864
Level 3 [member] | Sociedad de Telecomunicaciones Financieras Interbancarias Mundiales [member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	37,313	56,884
Level 1 [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	2,128,616	2,473,814
Level 1 [member] | Matba Rofex SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	1,853,561	1,774,680
Level 1 [member] | Pampa Energía SA [Member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	6,826	6,894
Level 1 [member] | Banco Latinoamericano de Comercio Exterior SA [member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity instruments at fair value through profit or loss	$ 268,229	$ 318,118

[1]	See Note 3.